Investments in joint Ventures - Schedule of Acquired Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
AMTC
Assets:
Property, plant and equipment	$ 243,974
Intangible assets	310
Inventories	7,720
Receivables from government grants	161
Receivables, prepayments and other assets	31,022
Cash and cash equivalents	1,812
Total assets as of acquisition date	284,999
Liabilities:
Debt	179,217
Deferred tax liabilities	3,370
Deferred income from government grants	3,143
Trade and other payables	9,866
Income taxes payable	865
Liabilities Recognised As Of Acquisition Date	196,461
Total identifiable net assets acquired at fair value	88,538
Goodwill arising on acquisition	5,498
Less: Non-controlling interest measured at fair value	(35,411)
Fair value of equity interest held	58,625
BAC
Assets:
Property, plant and equipment	66,815
Intangible assets	16
Inventories	0
Receivables from government grants	0
Receivables, prepayments and other assets	1,335
Cash and cash equivalents	2,321
Total assets as of acquisition date	70,487
Liabilities:
Debt	9,071
Deferred tax liabilities	7,009
Deferred income from government grants	3,039
Trade and other payables	1,800
Income taxes payable	0
Liabilities Recognised As Of Acquisition Date	20,919
Total identifiable net assets acquired at fair value	49,568
Goodwill arising on acquisition	7,009
Less: Non-controlling interest measured at fair value	(28,306)
Fair value of equity interest held	28,271
Total
Assets:
Property, plant and equipment	310,789
Intangible assets	326
Inventories	7,720
Receivables from government grants	161
Receivables, prepayments and other assets	32,357
Cash and cash equivalents	4,133
Total assets as of acquisition date	355,486
Liabilities:
Debt	188,288
Deferred tax liabilities	10,379
Deferred income from government grants	6,182
Trade and other payables	11,666
Income taxes payable	865
Liabilities Recognised As Of Acquisition Date	217,380
Total identifiable net assets acquired at fair value	138,106
Goodwill arising on acquisition	12,507
Less: Non-controlling interest measured at fair value	(63,717)
Fair value of equity interest held	$ 86,896